Janus Henderson Global Research Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Global Research Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 684
Expense Example, No Redemption, 3 Years	913
Expense Example, No Redemption, 5 Years	1,161
Expense Example, No Redemption, 10 Years	1,871
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,046
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,500
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,813
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201